Loss per Share (Details) - Schedule of Basic and Diluted Loss Per Share - AUD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Basic and Diluted Loss Per Share [Abstract]
Basic/Diluted loss per share (in cents)		$ 1.66	$ 1.25	$ 3.79
a) Net loss used in the calculation of basic and diluted loss per share	$ (324,340)	$ 3,786,507	$ 2,854,254	$ 8,384,465
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share		227,798,346	227,579,684	221,062,229